Summary of Significant Accounting Policies: Property and Equipment (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Property and Equipment

Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation. Depreciation and amortization is calculated using the straight-line method over the expected useful life of the asset, after the asset is placed in service. The Company generally uses the following depreciable lives for its major classifications of property and equipment:

Description	Useful Lives
Computers	3 years
Equipment	5 years